SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table sets forth the share option activities for the fiscal years ended March 31, 2022, 2023 and 2024:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	-	-	0.57
Forfeited	(1,681,323)	1.34	-	-	2.58
Exercised	(6,826,300)	0.36	-	-	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23

Granted	10,429,567	*	-	-	0.13
Forfeited	(1,353,071)	0.81	-	-	0.33
Exercised	(933,285)	0.01	-	-	0.34

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88

Granted	22,064,611	*	-	-	0.04
Forfeited	(4,522,500)	0.86	-	-	1.81
Exercised	(6,880,590)	*	-	-	0.11

Outstanding as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44
Vested and expected to vest as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44
Exercisable as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44

*	Less than 0.01

SUMMARY OF RESTRICTED SHARE ACTIVITY

The following table sets forth the restricted share activity for the fiscal years ended March 31, 2022, 2023 and 2024:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2021	-	-

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	-	-

Granted	2,844,235	0.13
Vested	(2,844,235)	0.13

Unvested as of March 31, 2023	-	-

Granted	2,871,270	0.05
Vested	(2,871,270)	0.05

Unvested as of March 31, 2024	-	-

SUMMARY OF SHARE-BASED COMPENSATION EXPENSES BY FUNCTION

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

General and administrative expenses	26,534	44,088	72,942
Research and development expenses	-	1,709	1,420
Sales and marketing expenses	-	1,516	1,444
Total	26,534	47,313	75,806